Short-Term Borrowings and Long-Term Debt (Short-Term Borrowings) (Parenthetical) (Detail)	Mar. 31, 2016	Mar. 31, 2015
Unsecured loans, weighted-average interest rate of 4.64%
Short-term Debt [Line Items]
Debt weighted-average interest rate		4.64%
Unsecured loans, weighted-average interest rate of 7.70%
Short-term Debt [Line Items]
Debt weighted-average interest rate	7.70%
Repurchase agreement, weighted average interest rate 0.01%
Short-term Debt [Line Items]
Debt weighted-average interest rate	0.01%
Secured call money, weighted-average interest rate of 0.10%
Short-term Debt [Line Items]
Debt weighted-average interest rate		0.10%